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                            STONE BRIDGE FUNDS, INC.
                              Two Portland Square
                             Portland, Maine 04101



                                        November 6, 1996

VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Stone Bridge Funds, Inc. ("Registrant")
     File Nos. 33-46268; 811-6585
     CIK: 0000884777
          ----------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of prospectuses and statements of additional information relating to each series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the most recent amendment to the Registrant's registration statement. This further certifies that the text of such registration statement amendment, dated November 1, 1996, was filed with the Commission via EDGAR on October 31, 1996 (accession no.: 0000912057-96-024251).

Sincerely,

Stone Bridge Funds, Inc.

By:  /s/ John Y. Keffer
   ----------------------------
     John Y. Keffer, Chairman
          and President





cc:  Aviva Grossman
      Kramer, Levin, Naftalis & Frankel